Quarterly Financial Data	12 Months Ended
Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Quarterly Financial Data (unaudited)

Fiscal Year 2018

	September 30,	December 31,	March 31,	June 30,
Quarter Ended	2017	2017	2018	2018
($000)
2018
Net revenues	$261,503	$281,470	$294,746	$321,075
Cost of goods sold	155,530	172,075	176,521	192,465
Internal research and development	25,575	27,779	30,625	32,896
Selling, general and administrative	50,624	49,130	53,121	55,690
Interest expense	3,645	4,644	5,014	5,049
Other expense (income) - net	(770)	(2,026)	(1,755)	768
Earnings before income taxes	26,899	29,868	31,220	34,207
Income taxes	5,758	20,272	1,122	7,040
Net Earnings	$21,141	$9,596	$30,098	$27,167

Basic earnings per share	$0.34	$0.15	$0.48	$0.44

Diluted earnings per share	$0.32	$0.15	$0.45	$0.42

Fiscal Year 2017

	September 30,	December 31,	March 31,	June 30,
Quarter Ended	2016	2016	2017	2017
($000)
2017
Net revenues	$221,520	$231,822	$244,987	$273,717
Cost of goods sold	134,107	137,296	147,479	164,802
Internal research and development	21,908	23,526	25,462	25,910
Selling, general and administrative	42,119	43,440	43,333	47,108
Interest expense	1,246	1,365	1,936	2,262
Other expense (income) - net	(1,707)	(5,621)	(2,490)	(223)
Earnings before income taxes	23,847	31,816	29,267	33,858
Income taxes	7,553	7,913	6,837	1,211
Net Earnings	$16,294	$23,903	$22,430	$32,647

Basic earnings per share	$0.26	$0.38	$0.36	$0.52

Diluted earnings per share	$0.26	$0.37	$0.35	$0.50